Annual Total Returns[BarChart] - Thrivent Opportunity Income Plus Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.52%	5.99%	(1.39%)	3.48%	(0.03%)	6.38%	4.63%	(1.03%)	8.53%	4.38%